OPERATIONS	12 Months Ended
Dec. 31, 2019
OPERATIONS
OPERATIONS

1)  OPERATIONS

a)  Background information

Telefônica Brasil S.A. (the “Company” or “Telefônica Brasil”) is a publicly-held corporation whose corporate purpose includes operating telecommunications services; development of activities necessary or complementary to the execution of such services, in accordance with the concessions, authorizations and permissions granted; exploration of value-added services; offering of integrated solutions, management and provision of services related to: (i) data centers, including hosting and co-location; (ii) storage, processing and management of data, information, texts, images, videos, applications and information systems and similar; (iii) information technology; (iv) information and communication security; (v) telecommunications; and (vi) electronic security systems; licensing and sublicensing of software of any nature, among others.

The Company’s principal offices are located at 1376, Engenheiro Luis Carlos Berrini Avenue, in the city and state of São Paulo, Brazil. It is a member of the Telefónica Group (“Group”), based in Spain and operates in several countries across Europe and Latin America.

On December 31, 2019 and 2018, Telefónica S.A. (“Telefónica”), the Group holding company, held a total direct and indirect interest in the Company of  73.58% (Note 23).

The Company is registered with the Brazilian Securities Commission ("CVM") as a publicly held company under Category A (issuers authorized to trade any marketable securities). Its shares are traded on the B3. The Company is also registered with the Securities and Exchange Commission ("SEC"), of the United States of America, and its American Depositary Shares ("ADSs") Level II, backed preferred shares are traded on the New York Stock Exchange ("NYSE").

b)  Operations

The Company renders services for: (i) Fixed Switched Telephone Service Concession Arrangement ("STFC"); (ii) Multimedia Communication Service ("SCM", data communication, including broadband internet); (iii) Personal Mobile Service ("SMP"); and (iv) Conditioned Access Service ("SEAC" - Pay TV), throughout Brazil, through concessions and authorizations, in addition to other activities.

Service concessions and authorizations are granted by Brazil's Telecommunications Regulatory Agency ("ANATEL"), the agency responsible for the regulation of the Brazilian telecommunications sector under the terms of Law No. 9472 of July 16, 1997 - General Telecommunications Law ("Lei Geral das Telecomunicações" - LGT).

In accordance with the STFC service concession agreement, every two years, during the agreement's 20-year term to December 31, 2025, the Company will pay a fee equivalent to 2% of its prior-year STFC revenue, net of applicable taxes and social contribution taxes (Note 22).

With the sanction of Law No. 13.879 / 2019, the terms of authorization to use radio frequencies associated with the SMP may be extendable for successive periods - until then, a single renewal with a validity of up to 15 years was allowed. The extension of these terms is granted against payment.

Currently, every two years after the first renewal of these agreements, the Company will pay a fee equivalent to 2% of its prior-year SMP revenue, net of applicable taxes and social contribution taxes (Note 22), and for certain terms, in the 15th year, the Company will pay 1% of its prior-year revenue. The calculation will consider the net revenue from Basic and Alternative Services Plans (Note 22).

The Company's authorization terms ("TA") for the operation of SMP, according to the SMP General Authorization Plan ("PGA"), are: (i) Region I - TA n. 078/2012 / PVCP / SPV-ANATEL; (ii) Region II - TA n ° 005/2010 / PVCP / SPV-ANATEL; and (iii) Region III - TA n ° 006/2010 / PVCP / SPV-ANATEL.

The terms of authorization for the use of the radio frequency bands are granted based on the results obtained in the respective radio frequency auction conducted by ANATEL.

The following is a summary of the authorizations for use of radio frequency bands, granted to the Company, according to the terms of authorization to operate the service in each region.

Radiofrequency	Band (MHz)	License Expiration (Year)
450 MHz	14	2027
700 MHz	20	2029
800 MHz	25	2020-2028
900 MHz	5	2020-2023
1800 MHz	20-50	2020-2023
2100 MHz	20-30	2023
2500 MHz	40-60	2027-2031

c) Corporate events that occurred in 2019 and 2018

c.1) Acquisition of TIS by Wholly Owned Subsidiary - 2019

On September 26, 2019, the Company announced that its wholly-owned subsidiary Terra Networks Brasil S.A. ("Terra Networks") had acquired all the shares representing the capital stock of Telefônica Infraestrutura e Segurança Ltda. ("TIS"), owned by Telefônica Ingeniería de Seguridad S.A. and Telefônica Digital Espanã, S.L.U. ("Transaction").

TIS renders services and technology of information security systems, technical support and other services related to the infrastructure, technology and information.

The Transaction will enable Terra Networks, which includes among its activities the development of systems, to expand consulting and operational assistance, maximize commercialization of systems, licenses and applications, enabling the expansion of the portfolio of professional and managed services and the allow for the integration of the TIS and Terra Networks business offerings generating added value for the Company's client portfolio. Synergies will accrue from the companies as these are under the same management, in the activities of information technology, security, IoT and connectivity.

The TIS share price purchase consideration was R$70,844, due in a single installment. This was paid in cash by Terra Networks without need of financing. The purchase price was calculated based on the economic value of the TIS on the discounted cash flow criterion, at August 31, 2019, based on an appraisal report contracted by Terra Networks' Board of Directors.

The sale and purchase agreement contain terms and provisions common to such transactions, such as seller's representations and warranties, indemnity and others. The Transaction was also preceded by an accounting, financial, legal and procedural audit of TIS.

Completion of the Transaction is not subject to regulatory or regulatory authorizations, or approvals by Company bodies. It was approved by Terra Networks' Board of Executive Officers pursuant to its by-laws.

The Transaction does not change the Company's ownership structure or cause any dilution to its shareholder value by accelerating their growth and increasing operational efficiency.

This Transaction, which involves companies under common control, was accounted for at the book value of the net assets acquired ("Predecessor Value Method"), as certain requirements for the use of the acquisition method set forth in IFRS 3 (R). Consequently, the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired was recorded in Terra Network's equity.

Upon completion of the Transaction, as from September 1, 2019, TIS became a direct subsidiary of Terra Networks and indirectly owned by the Company.

c.2) Corporate Restructuring - 2018

At the Extraordinary General Meeting ("AGE") held on November 30, 2018, the corporate restructuring was approved, with the merger of the wholly owned subsidiary Telefônica Data SA ("TData") by the Company, with operational effects as from December 1, 2018.

TData was a subsidiary of the Company based in Brazil, whose purpose was to provide services, including, without limitation, the provision of audio, video, image and text content, applications and the like, exploration of integrated solutions and the provision of value-added services.

TData was the parent company of Telefônica Transportes e Logística Ltda. ("TGLog"), which exploits logistics activity; the administration and operation of general and customs warehouses throughout the national territory, among other logistics activities and of Terra Networks Brasil SA ("Terra Networks"), which provides digital services (value-added services ("SVA") and third parts and carrier billing, as well as mobile channels for sales and relationship) and advertising, with both companies headquartered in Brazil.

The TData merger had the objective of standardizing the rendering of services, simplifying the Group current organizational and corporate structure, and assisting in the integration of the Company's business with TData.